Capital management (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Total common shareholders' equity	$ 429,400	$ 416,425
Description of changes in entity's objectives, policies and processes for managing capital and what entity manages as capital	In order to maintain or adjust its capital structure, the Company filed a short-form base shelf prospectus on January 15, 2018, which allows the Company to offer up to $300 million of common shares, warrants, subscription receipts, debt securities and units, or any combination thereof, from time to time over a 25-month period.